As Filed With the Securities and Exchange Commission on August 26, 2014

Securities Act Registration No. 333-192733

Investment Company Act Reg. No. 811-22917

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 4 ☒

(Check appropriate box or boxes.)

ABSOLUTE SHARES TRUST

(Exact Name of Registrant as Specified in Charter)

Millington Securities, Inc.

331 Newman Springs Road, Suite 122

Red Bank, New Jersey 07701

(Address of Principal Executive Offices) (Zip Code)

732-842-4920

(Registrant’s Telephone Number, including Area Code)

Don Schreiber, Jr.

Millington Securities, Inc.

331 Newman Springs Road, Suite 122

Red Bank, New Jersey 07701

(Name and Address of Agent for Service)

Copies to:

Kathleen Moriarty, Esq. Katten Muchin Rosenman LLP 575 Madison Avenue New York, New York 10022 Phone: (212) 940-6304 Fax: (212) 894-5504	Gregory Xethalis, Esq. Katten Muchin Rosenman LLP 575 Madison Avenue New York, New York 10022 Phone: (212) 940- 8587 Fax: (212) 894- 5578

Approximate Date of Proposed Public Offering:

               X        immediately upon filing pursuant to paragraph (b).

Title of Securities being Registered:

Shares of Beneficial Interest, no par value.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Red Bank, and State of New Jersey on this 26th day of August, 2014.

Absolute Shares Trust

By:	/s/ Don Schreiber, Jr.
Don Schreiber, Jr.
President

Pursuant to the requirements of the Securities Act, this amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Don Schreiber, Jr. Don Schreiber Jr.	Chairman, Trustee, President and Principal Executive Officer	August 26, 2014
/s/ Matthew Schreiber Matthew Schreiber	Trustee	August 26, 2014
* Jude T. Depko	Trustee	August 26, 2014
* John A. Flanagan	Trustee	August 26, 2014
* Andrew Putterman	Trustee	August 26, 2014
/s/ Kerri E. Cain Kerri E. Cain	Treasurer and Principal Financial Officer	August 26, 2014

*By:	/s/ Ann Schreiber
Ann Schreiber, Attorney-in-fact

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase